Expense Example - Toews Hedged Opportunity Fund - Toews Hedged Opportunity Fund	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	$ 1,780